Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated February 13, 2026
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”) for the
iShares Global Consumer Discretionary ETF (“RXI”)
iShares Global Consumer Staples ETF (“KXI”)
iShares Global Utilities ETF (“JXI”)
(each, a “Fund” and together, the “Funds”)
The following changes for the Funds are expected to take effect on or around March 23, 2026:
Changes to the Funds’ “Principal Investment Strategies”
The first paragraph of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus for RXI is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the consumer discretionary sector. The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)) may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index is a subset of the S&P Global 1200TM, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. Component companies include consumer product manufacturing, service and retail companies.
The first paragraph of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus for KXI is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Global 1200 Consumer Staples (Sector) Capped Index (the “Underlying Index”), which is designed to measure the performance of global equities in the consumer staples sector (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)). The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index is a subset of the S&P Global 1200TM, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI.
The first and second paragraphs of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus for JXI are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Global 1200 Utilities (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones
Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the utilities sector of the economy. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI considers two or more companies as belonging to the same issuer where more than 20% of all voting shares in a subsidiary are controlled by the same issuer control group.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Consumer Discretionary ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated February 13, 2026
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”) for the
iShares Global Consumer Discretionary ETF (“RXI”)
(each, a “Fund” and together, the “Funds”)
The following changes for the Funds are expected to take effect on or around March 23, 2026:
Changes to the Funds’ “Principal Investment Strategies”
The first paragraph of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus for RXI is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the consumer discretionary sector. The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to a maximum of 22.50%. Between scheduled quarterly reviews, the Underlying Index is rebalanced at the end of any day on which issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)) may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index is a subset of the S&P Global 1200TM, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. Component companies include consumer product manufacturing, service and retail companies.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Consumer Staples ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated February 13, 2026
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”) for the
iShares Global Consumer Staples ETF (“KXI”)
(each, a “Fund” and together, the “Funds”)
The following changes for the Funds are expected to take effect on or around March 23, 2026:
Changes to the Funds’ “Principal Investment Strategies”
The first paragraph of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus for KXI is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Global 1200 Consumer Staples (Sector) Capped Index (the “Underlying Index”), which is designed to measure the performance of global equities in the consumer staples sector (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)). The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index rebalances quarterly to limit the aggregate weight of all issuers that individually exceed 4.50% of the Underlying Index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index is a subset of the S&P Global 1200TM, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Utilities ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated February 13, 2026
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”) for the
iShares Global Utilities ETF (“JXI”)
(each, a “Fund” and together, the “Funds”)
The following changes for the Funds are expected to take effect on or around March 23, 2026:
Changes to the Funds’ “Principal Investment Strategies”
The first and second paragraphs of the section entitled Principal Investment Strategies of the Summary Prospectus and Prospectus for JXI are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Global 1200 Utilities (Sector) Capped IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones
Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., deems to be part of the utilities sector of the economy. The Underlying Index is a subset of the S&P Global 1200, which is designed to measure the performance of large-capitalization stocks from major global markets, as determined by SPDJI. The Underlying Index uses a capping methodology. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index collectively represent more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI considers two or more companies as belonging to the same issuer where more than 20% of all voting shares in a subsidiary are controlled by the same issuer control group.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.